PROVISIONS AND OTHER LIABILITIES - Narrative (Details) $ in Millions			1 Months Ended		12 Months Ended			42 Months Ended
	Oct. 22, 2023 USD ($)	Aug. 14, 2023 USD ($)	Jan. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 17, 2023 USD ($)	May 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					$ 239	$ 297	$ 4
Legal proceedings settlement					195	108	19
Provisions					419	308	81	$ 419					$ 89
Interest and discounting					(7)	(7)	(6)
Other liabilities					(492)	(507)	(535)	(492)					(536)
Finance expense					$ 38	29	27
Share repurchase program, authorized amount									$ 100	$ 100	$ 100	$ 100
Multi-district antitrust class and state claims
Disclosure of other provisions [line items]
Legal proceedings settlement				$ 103
Legal settlement	$ 385	$ 30		$ 103
DOJ resolution
Disclosure of other provisions [line items]
Number of annual installments | installment					3
Legal proceedings, installment payments					$ 50			50
Legal settlement, final installment					$ 200			$ 200
Legal settlement, installment, interest					1.25%			1.25%
Legal settlement, period for specified disclosures					10 years			10 years
Corporate Integrity Agreement, period					5 years			5 years
DOJ resolution
Disclosure of other provisions [line items]
Legal proceedings settlement								$ 210
Interest and discounting					$ 6	(6)	(6)
Other liabilities					(397)	(444)	(492)	(397)					(486)
DOJ resolution | Legal Settlement
Disclosure of other provisions [line items]
Legal proceedings settlement			$ 53
Multi-district antitrust class and state claims
Disclosure of other provisions [line items]
Interest and discounting					0	0	0
Other liabilities					(30)	0	0	(30)					0
Intellectual property-related matters
Disclosure of other provisions [line items]
Interest and discounting					0	(1)	0
Other liabilities					$ (11)	(21)	0	$ (11)					0
Other liability, net present value, market interest rate					4.50%			4.50%
Finance expense					$ 0	1	2
Intellectual property-related matters | Dr. Reddy's Laboratories
Disclosure of other provisions [line items]
Other liabilities					(11)	(21)	(73)	$ (11)
RB indemnity settlement
Disclosure of other provisions [line items]
Legal proceedings settlement					26
Legal settlement					50
Legal proceedings, installment payments					8			8
Interest and discounting					(1)	0	0
Other liabilities					$ (23)	(30)	(40)	$ (23)					(50)
Other liability, net present value, market interest rate					3.75%			3.75%
Finance expense					$ 1	0	0
RB indemnity settlement | Legal Settlement
Disclosure of other provisions [line items]
Legal proceedings settlement			$ 8
Share repurchase
Disclosure of other provisions [line items]
Interest and discounting					0	0	0
Other liabilities					(23)	(9)	0	$ (23)					0
Multi-district antitrust class and state claims
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					228	290	0
Provisions					385	290	0	385					0
Onerous contracts
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					(1)	0	0
Provisions					$ 28	0	0	$ 28					0
Onerous contracts | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities					0.076			0.076
Intellectual property-related matters
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					$ 12	0	24
Provisions					0	3	73	$ 0					47
Legal settlement					15
Other provisions
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					1	7	(1)
Provisions					$ 2	$ 10	$ 3	$ 2					$ 4